Offerings	Oct. 14, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Collateral Trust Bonds
Fee Rate	0.0087%
Offering Note	The securities covered by this registration statement may be sold or otherwise distributed separately or together. This registration statement covers offers, sales and other distributions of an indeterminate amount of the securities listed in this table from time to time at indeterminate prices. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant hereby defers payment of the registration fee required in connection with this registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Fee Rate	0.0087%
Offering Note	See Footnote 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Fee Rate	0.0087%
Offering Note	See Footnote 1.